Supplemental Cash Flow Information - Cash Flow Changes in Operating Asset and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Supplemental Cash Flow Information
Trade accounts receivable	$ (5,271)	$ 3,299	$ (6,566)
Other accounts receivable	(9,507)	(1,802)	(683)
Prepaid expenses and other	12,120	(14,712)	(8,039)
Accounts payable	(1,139)	1,868	6,180
Accrued liabilities	(15,139)	(9,017)	9,270
Income taxes payable	(2,018)	956	(446)
Operating leases	(248)	(349)	325
Deferred revenue	4,158	5,825	15,141
Changes in operating assets and liabilities	$ (17,044)	$ (13,932)	$ 15,182